Asset Retirement Obligations	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligations
Asset Retirement Obligations

11.Asset Retirement Obligations

	December 31,	December 31,
	2022	2021

Refinery	$1,790	$1,336
Ontario Mineral Properties (Note 8)	—	338
Long-term Asset Retirement Obligations	$1,790	$1,674

As at December 31, 2022, the Company has recorded its best estimate of the asset retirement obligations relating to its properties and assets. The Ontario Mineral Properties liability relates to the Keeley-Frontier patents, of which the Company owns a 50% stake. The Company’s remaining interests in these assets and related asset retirement obligations were sold to Kuya subsequent to year end (refer to Notes 8), hence the balance has been transferred to liabilities held for sale (Note 8).

The Refinery had a formal closure plan filed with the Ministry of Northern Development, Mines, Natural Resources and Forestry (NDMNRF). In January 2022, the Company formally filed a new closure plan which incorporates its expansion plans for the site as well as updates to costs associated with current disturbances.  This closure plan was accepted by the Ministry in March 2022 and further updates were accepted and finalized in November 2022.  The estimated cost of closure, after the site has been expanded and operated, is $3,614.  The Company maintains a surety bond for $3,450 as financial assurance.

The full estimated closure cost in the new closure plan Incorporated a number of new disturbances that have yet to take place, such as new roadways, new chemicals on site, and a new tailings area. The new closure plan also included cost updates relating to remediating disturbances that existed at December 31, 2022.  Based on the new closure plan and the infrastructure and disturbances that existed at December 31, 2022, the Company updated its estimate of the present value of reclamation activities for the Refinery.  The following assumptions were used to calculate the asset retirement obligation:

●	Undiscounted cash flows of $1,932 (December 31, 2021 - $1,204)
●	Closure activities date of 2036 (December 31, 2021 – 2035)
●	Nominal discount rate of 3.31% (December 31, 2021 – 1.47%)
●	Long-term inflation rate of 2.5% (December 31, 2021 – 2.1%)

During the year ended December 31, 2022, the asset retirement obligation was increased by $116 (December 31, 2021 - $410) due to a revised estimates of closure cost activities for current Refinery infrastructure, offset by change in estimate of discounted cash flows and liabilities transferred to held for sale (Note 8). The continuity of the asset retirement obligation at December 31, 2022 and 2021 is as follows:

Total ARO
Balance at January 1, 2021	$1,264
Change in estimate of discounted cash flows	410
Balance at December 31, 2021	1,674
Change in estimate from discounting	(274)
Change in estimate of costs	728
Transferred to liabilities held for sale (Note 8)	(338)
Balance at December 31, 2022	$1,790